                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                     Goldman Sachs CORE Large Cap Value Fund
                   Goldman Sachs CORE International Equity Fund
                   Goldman Sachs Short Duration Government Fund

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                       Supplement dated April 1, 1999 to
                        Prospectus dated March 1, 1999

   Under "INVESTMENT OBJECTIVES AND POLICIES -- Short Duration Government Fund," subsections "Investment Sector" and "Credit Quality" are revised to read as follows:

  Investment Sector. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-U.S. government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities, municipal securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  Credit Quality. The Fund's non-U.S Government Securities will be rated, at the time of investment, at least BBB or Baa by one nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

   Under "DESCRIPTION OF SECURITIES" the following sections are added:

  Privately Issued Mortgage-Backed Securities. The Short Duration Government Fund may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of credit enhancement.

  Non-U.S. Government Asset-Backed Securities. The Short Duration Government Fund may invest in Asset-Backed Securities. The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  Corporate Debt Obligations. The Short Duration Government Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.). Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations. Investments in non-U.S. issuers also present special risks as described in the Prospectus under "DESCRIPTION OF SECURITIES -- Foreign Investments."

  Municipal Securities. The Short Duration Government Fund may invest in securities and instruments issued by state and local government issuers. Municipal securities in which the Short Duration Government Fund may invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities in which the Short Duration Government Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-refunded municipal securities and auction rate securities.

   The disclosure in the other parts of the Prospectus are modified, as appropriate, to reflect the above changes.

NEWVITSTCK
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                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
                   Goldman Sachs Conservative Strategy Portfolio
                     Goldman Sachs Balanced Strategy Portfolio
                Goldman Sachs Growth and Income Strategy Portfolio
                      Goldman Sachs Growth Strategy Portfolio
                Goldman Sachs Aggressive Growth Strategy Portfolio

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                       Supplement dated April 1, 1999 to
                         Prospectus dated March 1, 1999

   Under "DESCRIPTION OF UNDERLYING FUNDS -- VIT Short Duration Government Fund," subsections "Investment Sector" and "Credit Quality" are revised to read as follows:

  Investment Sector. Under normal circumstances, at least 65% of this Underlying Fund's total assets will be invested in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the VIT Short Duration Government Fund's assets may be invested in non-U.S. government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities, municipal securities and corporate securities. 100% of this Underlying Fund's portfolio will be invested in U.S. dollar-denominated securities.

  Credit Quality. The VIT Short Duration Government Fund's non-U.S Government Securities will be rated, at the time of investment, at least BBB or Baa by one nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by the Investment Adviser to be of comparable quality.

   Under "APPENDIX A -- (1) DESCRIPTION OF INVESTMENTS AND INVESTMENT TECHNIQUES OF THE UNDERLYING FUNDS," the following sections are revised to read as follows:

  Municipal Securities. The GST Core Fixed Income, GST High Yield and VIT Short Duration Government Funds may invest in securities and instruments issued by state and local governmental issuers. Municipal securities consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities in which the GST Core Fixed Income, GST High Yield and VIT Short Duration Government Funds may invest include private activity bonds, municipal leases, certificates of participation, pre-refunded municipal securities and auction rate securities.

  Corporate and Bank Obligations. The Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign corporations and banks (VIT Short Duration Government Fund may invest in obligations which issue securities denominated in the U.S. dollar, i.e., Yankee and Euro obligations). Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

     The disclosure in the other parts of the Prospectus are modified, as appropriate, to reflect the above changes.

AAVITSTCK